UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02258

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Income Fund of Boston

Semiannual Report

April 30, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2016

Eaton Vance

Income Fund of Boston

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	41

Officers and Trustees	44

Important Notices	45

Eaton Vance

Income Fund of Boston

April 30, 2016

Performance1,2

Portfolio Managers Michael W. Weilheimer, CFA and Stephen C. Concannon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/15/1972	06/15/1972	1.71%	–0.20%	5.12%	6.36%
Class A with 4.75% Maximum Sales Charge	—	—	–3.09	–4.99	4.10	5.84
Class B at NAV	06/20/2002	06/15/1972	1.49	–0.97	4.34	5.57
Class B with 5% Maximum Sales Charge	—	—	–3.44	–5.66	4.03	5.57
Class C at NAV	06/21/2002	06/15/1972	1.49	–0.97	4.34	5.57
Class C with 1% Maximum Sales Charge	—	—	0.51	–1.91	4.34	5.57
Class I at NAV	07/01/1999	06/15/1972	1.84	–0.12	5.39	6.62
Class R at NAV	01/05/2004	06/15/1972	1.58	–0.46	4.86	6.09
Class R6 at NAV	07/01/2014	06/15/1972	2.06	0.15	5.45	6.66
BofA Merrill Lynch U.S. High Yield Index	—	—	2.25%	–1.34%	5.21%	7.19%
BofA Merrill Lynch U.S. High Yield Constrained Index	—	—	2.27	–1.30	5.21	7.23

% Total Annual Operating Expense Ratios[3]	Class A	Class B	Class C	Class I	Class R	Class R6
	1.00%	1.75%	1.75%	0.75%	1.25%	0.66%

Fund Profile4

Credit Quality (% of bonds, loans and mortgage-backed securities)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Income Fund of Boston

April 30, 2016

Endnotes and Additional Disclosures

[1]

BofA Merrill Lynch U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds. BofA Merrill Lynch U.S. High Yield Constrained Index is an unmanaged index of below-investment grade U.S. corporate bonds, with issuer exposure capped at 2%. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
[5]

Credit ratings are categorized using S&P. If S&P does not publish a rating, then the Moody’s rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Baa or higher by Moody’s are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

Income Fund of Boston

April 30, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 – April 30, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period* (11/1/15 – 4/30/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,017.10	$5.07	1.01%
Class B	$1,000.00	$1,014.90	$8.82	1.76%
Class C	$1,000.00	$1,014.90	$8.82	1.76%
Class I	$1,000.00	$1,018.40	$3.81	0.76%
Class R	$1,000.00	$1,015.80	$6.32	1.26%
Class R6	$1,000.00	$1,020.60	$3.37	0.67%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.80	$5.07	1.01%
Class B	$1,000.00	$1,016.10	$8.82	1.76%
Class C	$1,000.00	$1,016.10	$8.82	1.76%
Class I	$1,000.00	$1,021.10	$3.82	0.76%
Class R	$1,000.00	$1,018.60	$6.32	1.26%
Class R6	$1,000.00	$1,021.50	$3.37	0.67%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2015. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Income Fund of Boston

April 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Investment in Boston Income Portfolio, at value (identified cost, $6,095,363,927)	$6,041,124,632
Receivable for Fund shares sold	24,520,749
Total assets	$6,065,645,381

Liabilities
Payable for Fund shares redeemed	$21,084,210
Distributions payable	1,723,265
Payable to affiliates:
Distribution and service fees	504,355
Trustees’ fees	42
Accrued expenses	1,226,960
Total liabilities	$24,538,832
Net Assets	$6,041,106,549

Sources of Net Assets
Paid-in capital	$6,322,977,484
Accumulated net realized loss from Portfolio	(202,435,665)
Accumulated distributions in excess of net investment income	(25,195,975)
Net unrealized depreciation from Portfolio	(54,239,295)
Total	$6,041,106,549

Class A Shares
Net Assets	$1,392,132,731
Shares Outstanding	249,346,508
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$5.58
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$5.86

Class B Shares
Net Assets	$16,368,973
Shares Outstanding	2,930,084
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$5.59

Class C Shares
Net Assets	$244,079,388
Shares Outstanding	43,657,126
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$5.59

Class I Shares
Net Assets	$4,311,825,814
Shares Outstanding	772,056,880
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$5.58

Class R Shares
Net Assets	$38,526,494
Shares Outstanding	6,899,419
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$5.58

Class R6 Shares
Net Assets	$38,173,149
Shares Outstanding	6,834,455
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$5.59

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Interest and other income allocated from Portfolio	$172,736,701
Dividends allocated from Portfolio	1,790,223
Expenses allocated from Portfolio	(16,442,927)
Total investment income from Portfolio	$158,083,997

Expenses
Distribution and service fees
Class A	$1,613,260
Class B	87,927
Class C	1,152,411
Class R	109,118
Trustees’ fees and expenses	250
Custodian fee	29,611
Transfer and dividend disbursing agent fees	2,506,884
Legal and accounting services	53,608
Printing and postage	849,499
Registration fees	233,683
Miscellaneous	24,986
Total expenses	$6,661,237

Net investment income	$151,422,760

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$(80,019,626)
Swap contracts	743,666
Foreign currency and forward foreign currency exchange contract transactions	(206,648)
Net realized loss	$(79,482,608)
Change in unrealized appreciation (depreciation) —
Investments	$44,569,976
Swap contracts	(710,343)
Foreign currency and forward foreign currency exchange contracts	15,160
Net change in unrealized appreciation (depreciation)	$43,874,793

Net realized and unrealized loss	$(35,607,815)

Net increase in net assets from operations	$115,814,945

6	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
From operations —
Net investment income	$151,422,760	$274,210,575
Net realized loss from investment transactions, swap contracts and foreign currency and forward foreign currency exchange contract transactions	(79,482,608)	(46,514,994)
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	43,874,793	(234,882,564)
Net increase (decrease) in net assets from operations	$115,814,945	$(7,186,983)
Distributions to shareholders —
From net investment income
Class A	$(40,633,815)	$(82,633,158)
Class B	(484,727)	(1,229,432)
Class C	(6,345,955)	(13,537,633)
Class I	(121,225,431)	(184,107,246)
Class R	(1,317,982)	(2,315,612)
Class R6	(910,664)	(711,765)
Tax return of capital
Class A	—	(6,432,247)
Class B	—	(93,003)
Class C	—	(1,050,738)
Class I	—	(14,714,326)
Class R	—	(187,243)
Class R6	—	(66,762)
Total distributions to shareholders	$(170,918,574)	$(307,079,165)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$185,616,132	$284,207,576
Class B	245,270	395,702
Class C	27,961,407	29,022,704
Class I	1,626,053,437	2,329,512,831
Class R	9,022,885	21,738,897
Class R6	17,086,617	24,188,277
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	38,739,456	84,847,555
Class B	420,348	1,148,106
Class C	5,716,138	13,113,500
Class I	114,055,395	181,095,218
Class R	1,264,369	2,423,386
Class R6	369,354	221,105
Cost of shares redeemed
Class A	(167,694,649)	(485,057,384)
Class B	(2,860,852)	(5,721,850)
Class C	(33,512,229)	(72,948,755)
Class I	(1,137,809,101)	(1,468,440,659)
Class R	(18,512,961)	(11,448,756)
Class R6	(2,673,855)	(1,486,394)
Net asset value of shares exchanged
Class A	1,551,341	4,142,075
Class B	(1,551,341)	(4,142,075)
Net increase in net assets from Fund share transactions	$663,487,161	$926,811,059

Net increase in net assets	$608,383,532	$612,544,911

Net Assets
At beginning of period	$5,432,723,017	$4,820,178,106
At end of period	$6,041,106,549	$5,432,723,017

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(25,195,975)	$(5,700,161)

7	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2016

Financial Highlights

	Class A
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$5.660		$6.020	$6.060	$5.920	$5.720	$5.850

Income (Loss) From Operations
Net investment income(1)	$0.150		$0.318	$0.331	$0.349	$0.355	$0.423
Net realized and unrealized gain (loss)	(0.060)		(0.323)	(0.014)	0.156	0.252	(0.103)

Total income (loss) from operations	$0.090		$(0.005)	$0.317	$0.505	$0.607	$0.320

Less Distributions
From net investment income	$(0.170)		$(0.329)	$(0.357)	$(0.365)	$(0.394)	$(0.450)
Tax return of capital	—		(0.026)	—	—	(0.013)	—

Total distributions	$(0.170)		$(0.355)	$(0.357)	$(0.365)	$(0.407)	$(0.450)

Redemption fees(1)(2)	$—		$—	$—	$—	$—	$0.000 (3)

Net asset value — End of period	$5.580		$5.660	$6.020	$6.060	$5.920	$5.720

Total Return(4)	1.71	%(5)	(0.10)%	5.34%	8.75%	11.00%	5.60%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,392,133		$1,349,462	$1,551,838	$1,830,909	$1,997,735	$1,428,797
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.01	%(8)	1.00%	1.00%	1.00%	1.02%	1.02%
Net investment income	5.57	%(8)	5.43%	5.45%	5.80%	6.12%	7.25%
Portfolio Turnover of the Portfolio	12	%(5)	36%	43%	56%	64%	70%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2016

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$5.660		$6.020	$6.070	$5.930	$5.720	$5.860

Income (Loss) From Operations
Net investment income(1)	$0.131		$0.276	$0.286	$0.303	$0.317	$0.382
Net realized and unrealized gain (loss)	(0.052)		(0.326)	(0.023)	0.158	0.257	(0.116)

Total income (loss) from operations	$0.079		$(0.050)	$0.263	$0.461	$0.574	$0.266

Less Distributions
From net investment income	$(0.149)		$(0.288)	$(0.313)	$(0.321)	$(0.352)	$(0.406)
Tax return of capital	—		(0.022)	—	—	(0.012)	—

Total distributions	$(0.149)		$(0.310)	$(0.313)	$(0.321)	$(0.364)	$(0.406)

Redemption fees(1)(2)	$—		$—	$—	$—	$—	$0.000 (3)

Net asset value — End of period	$5.590		$5.660	$6.020	$6.070	$5.930	$5.720

Total Return(4)	1.49	%(5)	(0.87)%	4.40%	7.96%	10.38%	4.63%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$16,369		$20,491	$30,329	$39,996	$56,321	$76,367
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.76	%(8)	1.75%	1.75%	1.75%	1.77%	1.77%
Net investment income	4.83	%(8)	4.70%	4.70%	5.04%	5.48%	6.53%
Portfolio Turnover of the Portfolio	12	%(5)	36%	43%	56%	64%	70%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2016

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$5.660		$6.030	$6.070	$5.930	$5.720	$5.860

Income (Loss) From Operations
Net investment income(1)	$0.130		$0.274	$0.286	$0.303	$0.313	$0.380
Net realized and unrealized gain (loss)	(0.051)		(0.334)	(0.013)	0.158	0.261	(0.114)

Total income (loss) from operations	$0.079		$(0.060)	$0.273	$0.461	$0.574	$0.266

Less Distributions
From net investment income	$(0.149)		$(0.288)	$(0.313)	$(0.321)	$(0.352)	$(0.406)
Tax return of capital	—		(0.022)	—	—	(0.012)	—

Total distributions	$(0.149)		$(0.310)	$(0.313)	$(0.321)	$(0.364)	$(0.406)

Redemption fees(1)(2)	$—		$—	$—	$—	$—	$0.000 (3)

Net asset value — End of period	$5.590		$5.660	$6.030	$6.070	$5.930	$5.720

Total Return(4)	1.49	%(5)	(1.04)%	4.57%	7.95%	10.37%	4.63%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$244,079		$247,325	$295,436	$308,296	$318,029	$247,649
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.76	%(8)	1.75%	1.75%	1.75%	1.77%	1.77%
Net investment income	4.82	%(8)	4.68%	4.70%	5.04%	5.39%	6.50%
Portfolio Turnover of the Portfolio	12	%(5)	36%	43%	56%	64%	70%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2016

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$5.660		$6.020	$6.070	$5.930	$5.720	$5.860

Income (Loss) From Operations
Net investment income(1)	$0.157		$0.330	$0.345	$0.363	$0.367	$0.434
Net realized and unrealized gain (loss)	(0.060)		(0.320)	(0.023)	0.157	0.265	(0.109)

Total income from operations	$0.097		$0.010	$0.322	$0.520	$0.632	$0.325

Less Distributions
From net investment income	$(0.177)		$(0.343)	$(0.372)	$(0.380)	$(0.409)	$(0.465)
Tax return of capital	—		(0.027)	—	—	(0.013)	—

Total distributions	$(0.177)		$(0.370)	$(0.372)	$(0.380)	$(0.422)	$(0.465)

Redemption fees(1)(2)	$—		$—	$—	$—	$—	$0.000 (3)

Net asset value — End of period	$5.580		$5.660	$6.020	$6.070	$5.930	$5.720

Total Return(4)	1.84	%(5)	0.15%	5.42%	9.01%	11.46%	5.68%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,311,826		$3,744,639	$2,903,827	$2,113,533	$2,224,443	$1,179,925
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	0.76	%(8)	0.75%	0.75%	0.75%	0.77%	0.77%
Net investment income	5.80	%(8)	5.64%	5.68%	6.04%	6.32%	7.45%
Portfolio Turnover of the Portfolio	12	%(5)	36%	43%	56%	64%	70%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2016

Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$5.660		$6.020	$6.060	$5.920	$5.720	$5.850

Income (Loss) From Operations
Net investment income(1)	$0.144		$0.301	$0.316	$0.333	$0.342	$0.408
Net realized and unrealized gain (loss)	(0.061)		(0.321)	(0.014)	0.157	0.251	(0.103)

Total income (loss) from operations	$0.083		$(0.020)	$0.302	$0.490	$0.593	$0.305

Less Distributions
From net investment income	$(0.163)		$(0.315)	$(0.342)	$(0.350)	$(0.381)	$(0.435)
Tax return of capital	—		(0.025)	—	—	(0.012)	—

Total distributions	$(0.163)		$(0.340)	$(0.342)	$(0.350)	$(0.393)	$(0.435)

Redemption fees(1)(2)	$—		$—	$—	$—	$—	$0.000 (3)

Net asset value — End of period	$5.580		$5.660	$6.020	$6.060	$5.920	$5.720

Total Return(4)	1.58	%(5)	(0.36)%	5.08%	8.48%	10.73%	5.33%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$38,526		$47,575	$37,575	$34,457	$36,971	$31,668
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.26	%(8)	1.25%	1.25%	1.25%	1.27%	1.27%
Net investment income	5.33	%(8)	5.15%	5.19%	5.54%	5.90%	6.99%
Portfolio Turnover of the Portfolio	12	%(5)	36%	43%	56%	64%	70%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2016

Financial Highlights — continued

	Class R6
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015	Period Ended October 31, 2014(1)
Net asset value — Beginning of period	$5.660		$6.020	$6.160

Income (Loss) From Operations
Net investment income(2)	$0.159		$0.326	$0.114
Net realized and unrealized loss	(0.049)		(0.311)	(0.129)

Total income (loss) from operations	$0.110		$0.015	$(0.015)

Less Distributions
From net investment income	$(0.180)		$(0.348)	$(0.125)
Tax return of capital	—		(0.027)	—

Total distributions	$(0.180)		$(0.375)	$(0.125)

Net asset value — End of period	$5.590		$5.660	$6.020

Total Return(3)	2.06	%(4)	0.24%	(0.23	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$38,173		$23,230	$1,173
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	0.67	%(7)	0.66%	0.69	%(7)
Net investment income	5.88	%(7)	5.62%	5.67	%(7)
Portfolio Turnover of the Portfolio	12	%(4)	36%	43	%(8)

(1)	For the period from the commencement of operations, July 1, 2014, to October 31, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	For the Portfolio’s year ended October 31, 2014.

13	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Income Fund of Boston (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers six classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Boston Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objectives and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (98.3% at April 30, 2016). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis.

14

Eaton Vance

Income Fund of Boston

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

I  Interim Financial Statements — The interim financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2015, the Fund, for federal income tax purposes, had capital loss carryforwards of $45,934,301 and deferred capital losses of $57,201,257 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2017 ($43,883,291) and October 31, 2019 ($2,051,010) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at October 31, 2015, $18,553,666 are short-term and $38,647,591 are long-term.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2016, EVM earned $41,949 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $83,839 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2016. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2016 amounted to $1,613,260 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2016, the Fund paid or accrued to EVD $65,945 and $864,308 for Class B and Class C shares, respectively. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2016, the Fund paid or accrued to EVD $54,559 for Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2016 amounted to $21,982, $288,103 and $54,559 for Class B, Class C and Class R shares, respectively.

15

Eaton Vance

Income Fund of Boston

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2016, the Fund was informed that EVD received approximately $10,000 and $12,000 of CDSCs paid by Class B and Class C shareholders, respectively, and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended April 30, 2016, increases and decreases in the Fund’s investment in the Portfolio aggregated $814,849,976 and $338,967,928, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	34,323,139	48,464,098
Issued to shareholders electing to receive payments of distributions in Fund shares	7,114,558	14,521,406
Redemptions	(30,921,305)	(82,894,642)
Exchange from Class B shares	285,605	702,954

Net increase (decrease)	10,801,997	(19,206,184)

Class B	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	44,266	67,935
Issued to shareholders electing to receive payments of distributions in Fund shares	77,169	196,190
Redemptions	(526,636)	(977,381)
Exchange to Class A shares	(285,368)	(702,665)

Net decrease	(690,569)	(1,415,921)

Class C	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	5,116,476	4,956,123
Issued to shareholders electing to receive payments of distributions in Fund shares	1,048,667	2,241,581
Redemptions	(6,177,206)	(12,555,144)

Net decrease	(12,063)	(5,357,440)

16

Eaton Vance

Income Fund of Boston

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	299,595,588	400,895,073
Issued to shareholders electing to receive payments of distributions in Fund shares	20,941,061	31,066,720
Redemptions	(210,214,037)	(252,366,648)

Net increase	110,322,612	179,595,145

Class R	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	1,659,155	3,707,891
Issued to shareholders electing to receive payments of distributions in Fund shares	232,485	415,668
Redemptions	(3,400,988)	(1,956,156)

Net increase (decrease)	(1,509,348)	2,167,403

Class R6	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	3,154,957	4,128,592
Issued to shareholders electing to receive payments of distributions in Fund shares	67,590	38,331
Redemptions	(493,171)	(256,563)

Net increase	2,729,376	3,910,360

17

Boston Income Portfolio

April 30, 2016

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 85.8%

Security	Principal Amount (000’s omitted)	Value

Aerospace — 1.1%
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/21	$16,200	$17,093,981
Huntington Ingalls Industries, Inc., 5.00%, 11/15/25(1)	7,605	8,013,769
Orbital ATK, Inc., 5.25%, 10/1/21	6,870	7,230,675
Orbital ATK, Inc., 5.50%, 10/1/23(1)	1,945	2,051,975
TransDigm, Inc., 6.00%, 7/15/22	15,200	15,461,440
TransDigm, Inc., 6.50%, 7/15/24	14,665	14,848,312
TransDigm, Inc., 7.50%, 7/15/21	2,415	2,529,411

		$67,229,563

Air Transportation — 0.1%
VistaJet Malta Finance PLC/VistaJet Co. Finance, LLC, 7.75%, 6/1/20(1)	$12,880	$5,989,200

		$5,989,200

Automotive & Auto Parts — 1.2%
American Axle & Manufacturing, Inc., 5.125%, 2/15/19	$3,205	$3,297,458
American Tire Distributors, Inc., 10.25%, 3/1/22(1)	10,810	9,756,025
Fiat Chrysler Automobiles N.V., 5.25%, 4/15/23	4,060	4,121,062
General Motors Financial Co., Inc., 3.25%, 5/15/18	1,780	1,821,987
General Motors Financial Co., Inc., 4.75%, 8/15/17	1,955	2,031,341
General Motors Financial Co., Inc., 6.75%, 6/1/18	4,760	5,201,114
Navistar International Corp., 8.25%, 11/1/21	5,590	4,024,800
Schaeffler Holding Finance B.V., 6.75%, 11/15/22(1)(2)	16,781	18,343,281
Schaeffler Holding Finance B.V., 6.875%, 8/15/18(1)(2)	11,300	11,667,250
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	6,150	6,419,062
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	3,680	3,781,126
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	3,245	3,301,788

		$73,766,294

Banks & Thrifts — 0.8%
Ally Financial, Inc., 5.50%, 2/15/17	$16,320	$16,698,771
Ally Financial, Inc., 6.25%, 12/1/17	5,890	6,147,687
Ally Financial, Inc., 8.00%, 12/31/18	2,500	2,740,625
CIT Group, Inc., 5.25%, 3/15/18	12,025	12,430,844
CIT Group, Inc., 5.375%, 5/15/20	1,275	1,340,344
CIT Group, Inc., 5.50%, 2/15/19(1)	7,785	8,166,465
JPMorgan Chase & Co., 6.75% to 2/1/24, 1/29/49(3)	3,955	4,380,558

		$51,905,294

Broadcasting — 2.0%
Activision Blizzard, Inc., 6.125%, 9/15/23(1)	$5,140	$5,621,875
AMC Networks, Inc., 5.00%, 4/1/24	12,255	12,300,956

Security	Principal Amount (000’s omitted)	Value

Broadcasting (continued)
iHeartCommunications, Inc., 11.25%, 3/1/21	$10,550	$7,556,437
Netflix, Inc., 5.50%, 2/15/22	15,340	16,107,000
Netflix, Inc., 5.875%, 2/15/25	12,080	12,744,400
Sirius XM Radio, Inc., 5.875%, 10/1/20(1)	7,385	7,689,631
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	25,438	26,903,229
Starz, LLC/Starz Finance Corp., 5.00%, 9/15/19	12,575	12,842,219
Tribune Media Co., 5.875%, 7/15/22(1)	12,135	12,074,325
Univision Communications, Inc., 5.125%, 5/15/23(1)	6,190	6,275,113

		$120,115,185

Building Materials — 2.4%
Builders FirstSource, Inc., 7.625%, 6/1/21(1)	$7,163	$7,574,873
Builders FirstSource, Inc., 10.75%, 8/15/23(1)	5,199	5,510,940
HD Supply, Inc., 5.25%, 12/15/21(1)	7,870	8,293,012
HD Supply, Inc., 5.75%, 4/15/24(1)	6,130	6,444,163
HD Supply, Inc., 7.50%, 7/15/20	18,815	20,014,456
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	14,330	12,861,175
Nortek, Inc., 8.50%, 4/15/21	5,160	5,392,200
Ply Gem Industries, Inc., 6.50%, 2/1/22	8,925	8,768,812
Rexel SA, 5.25%, 6/15/20(1)	13,925	14,468,075
Standard Industries, Inc., 5.125%, 2/15/21(1)	6,015	6,285,675
Standard Industries, Inc., 5.375%, 11/15/24(1)	13,140	13,764,150
Standard Industries, Inc., 5.50%, 2/15/23(1)	12,035	12,651,794
Standard Industries, Inc., 6.00%, 10/15/25(1)	12,495	13,525,837
USG Corp., 5.50%, 3/1/25(1)	1,695	1,800,938
USG Corp., 5.875%, 11/1/21(1)	7,265	7,683,682

		$145,039,782

Cable / Satellite TV — 6.7%
Altice Financing SA, 6.625%, 2/15/23(1)	$12,290	$12,198,440
Altice Luxembourg SA, 7.625%, 2/15/25(1)	6,140	5,955,800
Altice Luxembourg SA, 7.75%, 5/15/22(1)	13,190	13,206,488
Altice US Finance I Corp., 5.375%, 7/15/23(1)	4,030	4,129,944
Altice US Finance I Corp., 5.50%, 5/15/26(1)	14,955	15,141,937
Cable One, Inc., 5.75%, 6/15/22(1)	3,625	3,733,750
Cablevision Systems Corp., 7.75%, 4/15/18	10,805	11,345,250
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	12,245	12,673,575
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	13,405	13,756,881
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	1,625	1,708,281

18	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Cable / Satellite TV (continued)
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(1)	$20,085	$21,089,250
CCO Holdings, LLC/CCO Holdings Capital Corp., 6.50%, 4/30/21	6,490	6,732,077
CCO Holdings, LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	3,150	3,206,139
CCO Holdings, LLC/CCO Holdings Capital Corp., 7.375%, 6/1/20	12,875	13,351,658
CCOH Safari, LLC, 5.75%, 2/15/26(1)	11,655	12,062,925
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 5.125%, 12/15/21(1)	4,200	3,979,500
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 6.375%, 9/15/20(1)	1,950	2,008,500
CSC Holdings, LLC, 5.25%, 6/1/24	1,900	1,733,750
CSC Holdings, LLC, 6.75%, 11/15/21	12,915	13,358,953
CSC Holdings, LLC, 7.625%, 7/15/18	7,070	7,670,950
CSC Holdings, LLC, 8.625%, 2/15/19	4,385	4,878,313
DISH DBS Corp., 5.875%, 7/15/22	12,425	12,114,375
DISH DBS Corp., 5.875%, 11/15/24	6,190	5,834,075
DISH DBS Corp., 6.75%, 6/1/21	21,567	22,272,457
Neptune Finco Corp., 10.125%, 1/15/23(1)	17,855	19,640,500
Neptune Finco Corp., 10.875%, 10/15/25(1)	20,770	23,158,550
Numericable-SFR S.A., 4.875%, 5/15/19(1)	7,765	8,055,411
Numericable-SFR S.A., 6.00%, 5/15/22(1)	23,425	23,543,296
Numericable-SFR S.A., 6.25%, 5/15/24(1)	2,925	2,840,906
Numericable-SFR S.A., 7.375%, 5/1/26(1)	18,150	18,444,937
Unitymedia GmbH, 6.125%, 1/15/25(1)	3,975	4,114,125
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23(1)	13,345	13,878,800
UPCB Finance IV, Ltd., 5.375%, 1/15/25(1)	4,740	4,846,650
UPCB Finance V, Ltd., 7.25%, 11/15/21(1)	9,873	10,428,356
UPCB Finance VI, Ltd., 6.875%, 1/15/22(1)	9,675	10,267,594
Virgin Media Finance PLC, 5.75%, 1/15/25(1)	9,450	9,556,313
Virgin Media Finance PLC, 6.375%, 4/15/23(1)	3,265	3,379,275
Virgin Media Secured Finance PLC, 5.25%, 1/15/26(1)	12,495	12,619,950
Virgin Media Secured Finance PLC, 5.50%, 8/15/26(1)	7,835	7,913,350
VTR Finance B.V., 6.875%, 1/15/24(1)	8,330	8,340,413
Ziggo Bond Finance B.V., 5.875%, 1/15/25(1)	6,220	6,181,125

		$411,352,819

Capital Goods — 1.2%
Accudyne Industries Borrower/Accudyne Industries, LLC, 7.75%, 12/15/20(1)	$10,495	$8,684,613
Anixter, Inc., 5.50%, 3/1/23(1)	9,930	10,190,662
CNH Industrial Capital, LLC, 6.25%, 11/1/16	7,295	7,440,827

Security	Principal Amount (000’s omitted)	Value

Capital Goods (continued)
HRG Group, Inc., 7.875%, 7/15/19	$26,940	$28,489,050
Manitowoc Foodservice, Inc., 9.50%, 2/15/24(1)	15,615	17,332,650

		$72,137,802

Chemicals — 1.2%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B B.V., 7.375%, 5/1/21(1)	$14,675	$15,555,500
Kissner Milling Co., Ltd., 7.25%, 6/1/19(1)	3,795	3,757,050
Platform Specialty Products Corp., 6.50%, 2/1/22(1)	19,540	17,292,900
Platform Specialty Products Corp., 10.375%, 5/1/21(1)	4,090	4,090,000
PQ Corp., 6.75%, 11/15/22(1)(4)	3,150	3,252,375
Tronox Finance, LLC, 6.375%, 8/15/20	16,630	14,229,044
Tronox Finance, LLC, 7.50%, 3/15/22(1)	4,605	3,845,175
W.R. Grace & Co., 5.125%, 10/1/21(1)	9,590	10,064,705
W.R. Grace & Co., 5.625%, 10/1/24(1)	2,500	2,653,125

		$74,739,874

Consumer Products — 3.1%
Alphabet Holding Co., Inc., 7.75%, 11/1/17(2)	$48,695	$49,285,524
CBC Ammo, LLC/CBC FinCo, Inc., 7.25%, 11/15/21(1)	16,810	14,288,500
Central Garden & Pet Co., 6.125%, 11/15/23	15,080	15,909,400
NBTY, Inc., 7.625%, 5/15/21(1)(4)	33,765	34,609,125
Radio Systems Corp., 8.375%, 11/1/19(1)	7,690	8,016,825
Revlon Consumer Products Corp., 5.75%, 2/15/21	4,795	4,896,894
Scotts Miracle-Gro Co. (The), 6.00%, 10/15/23(1)	4,115	4,372,187
Serta Simmons Holdings, LLC, 8.125%, 10/1/20(1)	3,679	3,885,944
Spectrum Brands, Inc., 5.75%, 7/15/25	15,435	16,448,308
Spectrum Brands, Inc., 6.375%, 11/15/20	3,250	3,437,752
Tempur Sealy International, Inc., 5.625%, 10/15/23	8,905	9,305,725
Tempur Sealy International, Inc., 6.875%, 12/15/20	12,801	13,553,059
Vista Outdoor, Inc., 5.875%, 10/1/23(1)	14,965	15,788,075

		$193,797,318

Containers — 2.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.634%, 12/15/19(1)(5)	$5,475	$5,542,753
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.625%, 5/15/23(1)(4)	13,015	13,015,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 6/30/21(1)	3,900	3,851,250
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.25%, 1/31/19(1)	4,055	4,176,650

19	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Containers (continued)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.75%, 1/31/21(1)	$2,400	$2,418,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.00%, 11/15/20(1)	2,819	2,678,162
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 5/15/24(1)(4)	19,440	19,440,000
Ball Corp., 4.375%, 12/15/20	14,470	15,075,931
Berry Plastics Corp., 6.00%, 10/15/22(1)	10,130	10,636,500
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., 5.625%, 12/15/16(1)	9,595	9,585,280
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	19,975	21,523,063
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	4,160	4,490,200
Reynolds Group Holdings, Inc., 6.875%, 2/15/21	6,435	6,685,534
Reynolds Group Holdings, Inc., 8.25%, 2/15/21	3,805	3,957,200
Reynolds Group Holdings, Inc., 8.50%, 5/15/18	3,285	3,293,048
Reynolds Group Holdings, Inc., 9.875%, 8/15/19	37,810	39,133,350

		$165,501,921

Diversified Financial Services — 1.9%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.50%, 5/15/21	$1,625	$1,683,906
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.625%, 10/30/20	4,465	4,677,088
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.625%, 7/1/22	3,470	3,613,138
Aircastle, Ltd., 5.00%, 4/1/23	4,955	5,057,370
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	9,045	9,305,044
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 3.50%, 3/15/17	3,730	3,730,000
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.00%, 8/1/20	10,045	10,070,112
International Lease Finance Corp., 4.625%, 4/15/21	3,890	4,040,738
International Lease Finance Corp., 8.25%, 12/15/20	16,365	19,392,525
International Lease Finance Corp., 8.625%, 1/15/22	9,855	11,961,506
International Lease Finance Corp., 8.75%, 3/15/17	5,350	5,646,925
Navient Corp., 4.875%, 6/17/19	1,245	1,195,823
Navient Corp., 5.50%, 1/15/19	12,170	12,093,937
Navient Corp., 5.875%, 10/25/24	6,255	5,504,400
Navient Corp., 7.25%, 1/25/22	1,240	1,219,850
Navient Corp., 8.00%, 3/25/20	10,785	11,243,362
Quicken Loans, Inc., 5.75%, 5/1/25(1)	6,200	5,859,000

		$116,294,724

Security	Principal Amount (000’s omitted)	Value

Diversified Media — 1.3%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	$6,075	$5,923,125
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	11,805	11,923,050
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	2,005	1,764,400
IAC/InterActiveCorp, 4.875%, 11/30/18	12,758	13,188,583
Lamar Media Corp., 5.75%, 2/1/26(1)	3,120	3,307,200
MDC Partners, Inc., 6.50%, 5/1/24(1)	24,130	25,095,200
National CineMedia, LLC, 6.00%, 4/15/22	8,240	8,672,600
National CineMedia, LLC, 7.875%, 7/15/21	3,450	3,605,250
Nielsen Co. Luxembourg S.a.r.l. (The), 5.50%, 10/1/21(1)	5,585	5,843,306

		$79,322,714

Energy — 10.6%
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	$4,795	$4,976,203
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	23,940	25,406,325
AmeriGas Partners, L.P./AmeriGas Finance Corp., 6.25%, 8/20/19	5,490	5,640,975
Antero Resources Corp., 5.375%, 11/1/21	16,185	15,739,912
Antero Resources Corp., 5.625%, 6/1/23	13,015	12,689,625
Antero Resources Corp., 6.00%, 12/1/20	2,115	2,130,207
Blue Racer Midstream, LLC/Blue Racer Finance Corp., 6.125%, 11/15/22(1)	3,580	3,186,200
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	10,850	4,312,875
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	5,760	5,428,800
Concho Resources, Inc., 5.50%, 4/1/23	27,330	27,603,300
Concho Resources, Inc., 6.50%, 1/15/22	4,730	4,942,850
Concho Resources, Inc., 7.00%, 1/15/21	5,535	5,766,778
CrownRock, L.P./CrownRock Finance, Inc., 7.125%, 4/15/21(1)	14,435	14,651,525
CrownRock, L.P./CrownRock Finance, Inc., 7.75%, 2/15/23(1)	12,150	12,453,750
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	18,895	16,816,550
Denbury Resources, Inc., 5.50%, 5/1/22	3,545	2,321,975
Diamondback Energy, Inc., 7.625%, 10/1/21	11,175	11,971,219
Endeavor Energy Resources, L.P./EER Finance, Inc., 7.00%, 8/15/21(1)	20,580	19,859,700
Endeavor Energy Resources, L.P./EER Finance, Inc., 8.125%, 9/15/23(1)	4,950	4,900,500
Energy Transfer Equity L.P., 5.875%, 1/15/24	24,980	23,481,200
Energy Transfer Equity L.P., 7.50%, 10/15/20	7,970	8,069,625

20	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Energy (continued)
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	$10,510	$6,148,350
Gulfport Energy Corp., 6.625%, 5/1/23	14,100	13,747,500
Gulfport Energy Corp., 7.75%, 11/1/20	22,880	23,223,200
Harvest Operations Corp., 6.875%, 10/1/17	2,710	2,327,213
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.50%, 3/1/20	2,605	2,631,050
Matador Resources Co., 6.875%, 4/15/23	18,470	18,654,700
Memorial Resource Development Corp., 5.875%, 7/1/22	46,613	42,650,895
Newfield Exploration Co., 5.625%, 7/1/24	6,100	6,227,734
Noble Energy, Inc., 5.625%, 5/1/21	4,125	4,243,515
Paramount Resources, Ltd., 6.875%, 6/30/23(1)	6,520	5,085,600
Parsley Energy LLC/Parsley Finance Corp., 7.50%, 2/15/22(1)	3,060	3,228,300
PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23(1)	9,030	8,815,538
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	12,485	13,062,431
PBF Logistics, L.P./PBF Logistics Finance Corp., 6.875%, 5/15/23	14,565	14,164,462
Rice Energy, Inc., 7.25%, 5/1/23	8,095	8,216,425
RSP Permian, Inc., 6.625%, 10/1/22	22,005	22,830,187
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21	22,790	22,761,512
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23	13,485	13,249,013
Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	25,530	24,987,487
Sabine Pass Liquefaction, LLC, 5.75%, 5/15/24	3,535	3,437,788
Sabine Pass LNG, L.P., 6.50%, 11/1/20	12,645	13,245,638
Sabine Pass LNG, L.P., 7.50%, 11/30/16	18,285	18,719,269
Seven Generations Energy, Ltd., 6.75%, 5/1/23(1)	19,695	19,498,050
Seven Generations Energy, Ltd., 8.25%, 5/15/20(1)	21,740	22,500,900
Seventy Seven Energy, Inc., 6.50%, 7/15/22	8,790	417,525
Seventy Seven Operating, LLC, 6.625%, 11/15/19	3,875	1,588,750
SM Energy Co., 5.625%, 6/1/25	3,620	3,058,900
SM Energy Co., 6.125%, 11/15/22	7,525	6,847,750
SM Energy Co., 6.50%, 11/15/21	11,000	10,285,000
SM Energy Co., 6.50%, 1/1/23	10,125	9,315,000
Sunoco, L.P./Sunoco Finance Corp., 6.375%, 4/1/23(1)	9,265	9,444,509
Tesoro Corp., 5.375%, 10/1/22	11,035	11,103,969
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 5.50%, 10/15/19	3,100	3,177,500
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 6.25%, 10/15/22	7,445	7,668,350
Triangle USA Petroleum Corp., 6.75%, 7/15/22(1)	7,250	1,631,250
Williams Cos., Inc. (The), 3.70%, 1/15/23	10,135	8,561,947
Williams Partners, L.P./ACMP Finance Corp., 4.875%, 5/15/23	7,050	6,477,237

Security	Principal Amount (000’s omitted)	Value

Energy (continued)
Williams Partners, L.P./ACMP Finance Corp., 4.875%, 3/15/24	$3,700	$3,361,668

		$648,946,206

Entertainment / Film — 0.1%
Regal Entertainment Group, 5.75%, 3/15/22	$5,440	$5,691,600

		$5,691,600

Environmental — 0.6%
Advanced Disposal Services, Inc., 8.25%, 10/1/20	$17,195	$17,990,269
Clean Harbors, Inc., 5.125%, 6/1/21	3,865	3,913,312
Covanta Holding Corp., 5.875%, 3/1/24	4,780	4,756,100
Covanta Holding Corp., 6.375%, 10/1/22	8,295	8,585,325
GFL Environmental, Inc., 9.875%, 2/1/21(1)	3,280	3,476,800

		$38,721,806

Food & Drug Retail — 0.7%
Fresh Market, Inc. (The), 9.75%, 5/1/23(1)	$14,910	$14,723,625
New Albertsons, Inc., 8.00%, 5/1/31	2,350	2,355,875
Rite Aid Corp., 6.125%, 4/1/23(1)	26,925	28,927,547

		$46,007,047

Food / Beverage / Tobacco — 1.7%
Constellation Brands, Inc., 4.25%, 5/1/23	$15,225	$15,986,250
Constellation Brands, Inc., 6.00%, 5/1/22	2,650	3,027,625
Dean Foods Co., 6.50%, 3/15/23(1)	29,795	31,359,237
Dole Food Co., Inc., 7.25%, 5/1/19(1)	1,000	1,007,500
Pilgrim’s Pride Corp., 5.75%, 3/15/25(1)	4,832	4,940,720
Pinnacle Foods Finance, LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/24(1)	4,510	4,791,875
Post Holdings, Inc., 6.00%, 12/15/22(1)	4,205	4,333,778
Post Holdings, Inc., 6.75%, 12/1/21(1)	1,815	1,906,893
Post Holdings, Inc., 7.75%, 3/15/24(1)	7,925	8,658,063
Post Holdings, Inc., 8.00%, 7/15/25(1)	3,965	4,406,106
TreeHouse Foods, Inc., 6.00%, 2/15/24(1)	19,170	20,487,938
WhiteWave Foods Co. (The), 5.375%, 10/1/22	4,380	4,705,960

		$105,611,945

Gaming — 2.5%
Boyd Gaming Corp., 6.375%, 4/1/26(1)	$4,905	$5,039,887
Buffalo Thunder Development Authority, 11.00%, 12/9/22(1)	5,297	2,675,211

21	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Gaming (continued)
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	$3,030	$3,105,750
GLP Capital, L.P./GLP Financing II, Inc., 4.875%, 11/1/20	10,445	11,071,700
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	10,365	10,818,469
International Game Technology PLC, 6.50%, 2/15/25(1)	3,560	3,613,400
MGM Growth Properties Operating Partnerhsip, L.P./MGP Escrow Co-Issuer, Inc., 5.625%, 5/1/24(1)	9,075	9,466,359
MGM Resorts International, 6.00%, 3/15/23	12,500	13,015,625
MGM Resorts International, 6.625%, 12/15/21	6,220	6,655,400
MGM Resorts International, 7.75%, 3/15/22	24,755	27,756,544
New Cotai, LLC/New Cotai Capital Corp., 10.625%, 5/1/19(1)(2)	14,460	9,460,305
Scientific Games International, Inc., 7.00%, 1/1/22(1)	7,000	7,148,750
Scientific Games International, Inc., 10.00%, 12/1/22	8,980	7,466,870
Station Casinos, LLC, 7.50%, 3/1/21	8,595	9,109,101
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	21,470	21,663,230
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(1)(6)	9,455	4,869,325

		$152,935,926

Health Care — 11.9%
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	$1,450	$1,489,875
Acadia Healthcare Co., Inc., 6.50%, 3/1/24(1)	7,325	7,746,188
Air Medical Merger Sub Corp., 6.375%, 5/15/23(1)	9,815	9,471,475
Alere, Inc., 6.375%, 7/1/23(1)	15,369	15,714,802
Alere, Inc., 6.50%, 6/15/20	8,495	8,431,288
Alere, Inc., 7.25%, 7/1/18	2,470	2,527,119
AmSurg Corp., 5.625%, 11/30/20	10,540	10,856,200
AmSurg Corp., 5.625%, 7/15/22	9,090	9,362,700
Capsugel SA, 7.00%, 5/15/19(1)(2)	2,932	2,953,990
Centene Corp., 4.75%, 5/15/22	4,335	4,486,725
Centene Corp., 5.625%, 2/15/21(1)	9,335	9,825,088
Centene Corp., 6.125%, 2/15/24(1)	9,335	9,825,088
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	6,860	6,962,900
CHS/Community Health Systems, Inc., 6.875%, 2/1/22	19,085	17,450,847
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	25,450	24,686,500
Concordia Healthcare Corp., 9.50%, 10/21/22(1)	29,335	29,903,366
ConvaTec Finance International SA, 8.25%, 1/15/19(1)(2)	20,485	20,689,850
ConvaTec Healthcare E SA, 10.50%, 12/15/18(1)	19,210	19,690,250
DJO Finco, Inc./DJO Finance, LLC/DJO Finance Corp., 8.125%, 6/15/21(1)	7,620	6,705,600

Security	Principal Amount (000’s omitted)	Value

Health Care (continued)
Endo Finance, LLC/Endo Finco, Inc., 7.75%, 1/15/22(1)	$1,280	$1,324,800
Endo Ltd./Endo Finance, LLC/Endo Finco, Inc., 6.00%, 7/15/23(1)	12,030	11,759,325
Endo Ltd./Endo Finance, LLC/Endo Finco, Inc., 6.00%, 2/1/25(1)	7,805	7,492,800
ExamWorks Group, Inc., 5.625%, 4/15/23	8,618	9,275,123
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	6,375	6,964,688
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	5,315	5,873,075
Grifols Worldwide Operations, Ltd., 5.25%, 4/1/22	6,580	6,810,300
HCA, Inc., 5.25%, 6/15/26	18,460	19,221,475
HCA, Inc., 5.875%, 2/15/26	13,250	13,780,000
HCA, Inc., 6.50%, 2/15/20	12,235	13,580,850
HCA, Inc., 7.50%, 2/15/22	10,400	11,830,000
HCA Holdings, Inc., 6.25%, 2/15/21	18,865	20,591,147
Hill-Rom Holdings, Inc., 5.75%, 9/1/23(1)	5,830	6,063,200
Hologic, Inc., 5.25%, 7/15/22(1)	14,540	15,285,175
Horizon Pharma Financing, Inc., 6.625%, 5/1/23(1)	10,820	9,900,300
IMS Health, Inc., 6.00%, 11/1/20(1)	9,615	9,879,412
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(1)	39,735	41,384,002
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(1)	3,920	4,248,300
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	18,765	19,058,672
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 4.875%, 4/15/20(1)	6,180	5,932,800
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 5.50%, 4/15/25(1)	6,195	5,606,475
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 5.625%, 10/15/23(1)	22,380	21,037,200
MEDNAX, Inc., 5.25%, 12/1/23(1)	6,980	7,259,200
MPH Acquisition Holdings, LLC, 6.625%, 4/1/22(1)	31,540	33,011,656
Opal Acquisition, Inc., 8.875%, 12/15/21(1)	10,160	8,343,900
PRA Holdings, Inc., 9.50%, 10/1/23(1)	8,569	9,468,745
Surgical Care Affiliates, Inc., 6.00%, 4/1/23(1)	11,617	11,791,255
TeamHealth, Inc., 7.25%, 12/15/23(1)	22,205	23,634,447
Teleflex, Inc., 5.25%, 6/15/24	4,200	4,389,000
Tenet Healthcare Corp., 6.00%, 10/1/20	7,755	8,259,075
Tenet Healthcare Corp., 6.75%, 6/15/23	9,830	9,793,138
Tenet Healthcare Corp., 8.125%, 4/1/22	30,620	31,921,350
Valeant Pharmaceuticals International, Inc., 5.625%, 12/1/21(1)	5,520	4,705,800
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(1)	19,540	16,523,512
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(1)	15,355	12,783,037

22	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Health Care (continued)
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	$24,390	$22,225,387
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	7,980	7,341,600
Vizient, Inc., 10.375%, 3/1/24(1)	10,690	11,678,825
WellCare Health Plans, Inc., 5.75%, 11/15/20	22,140	23,136,300

		$731,945,197

Homebuilders / Real Estate — 0.8%
ESH Hospitality, Inc., 5.25%, 5/1/25(1)	$15,150	$15,017,438
Greystar Real Estate Partners, LLC, 8.25%, 12/1/22(1)	12,660	13,229,700
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/19	9,190	9,258,925
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24	12,555	12,680,550

		$50,186,613

Hotels — 0.6%
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	$16,325	$17,022,175
Playa Resorts Holding B.V., 8.00%, 8/15/20(1)	12,110	12,231,100
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23	6,190	6,391,175

		$35,644,450

Insurance — 0.9%
Hub Holdings, LLC/Hub Holdings Finance, Inc., 8.125%, 7/15/19(1)(2)	$9,155	$8,559,925
Hub International, Ltd., 7.875%, 10/1/21(1)	11,815	11,608,238
USI, Inc., 7.75%, 1/15/21(1)	16,115	16,175,431
Wayne Merger Sub, LLC, 8.25%, 8/1/23(1)	21,475	21,421,312

		$57,764,906

Leisure — 0.8%
NCL Corp., Ltd., 4.625%, 11/15/20(1)	$11,585	$11,831,181
NCL Corp., Ltd., 5.25%, 11/15/19(1)	4,950	5,110,875
Royal Caribbean Cruises, Ltd., 7.25%, 6/15/16	2,185	2,198,534
Royal Caribbean Cruises, Ltd., 7.25%, 3/15/18	4,390	4,763,150
Viking Cruises, Ltd., 6.25%, 5/15/25(1)	8,680	6,987,400
Viking Cruises, Ltd., 8.50%, 10/15/22(1)	16,385	15,483,825

		$46,374,965

Security	Principal Amount (000’s omitted)	Value

Metals / Mining — 1.1%
Eldorado Gold Corp., 6.125%, 12/15/20(1)	$20,705	$19,152,125
Freeport-McMoRan, Inc., 3.875%, 3/15/23	2,980	2,503,200
Freeport-McMoRan, Inc., 4.55%, 11/14/24	8,950	7,573,938
IAMGOLD Corp., 6.75%, 10/1/20(1)	7,690	6,244,280
Imperial Metals Corp., 7.00%, 3/15/19(1)	4,715	4,290,650
New Gold, Inc., 6.25%, 11/15/22(1)	8,525	7,885,625
Novelis, Inc., 8.375%, 12/15/17	4,800	4,896,000
SunCoke Energy, Inc., 7.625%, 8/1/19	326	313,775
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20	12,390	9,540,300
Teck Resources, Ltd., 2.50%, 2/1/18	3,015	2,879,325
Teck Resources, Ltd., 3.00%, 3/1/19	3,015	2,788,875

		$68,068,093

Paper — 0.0%(7)
Domtar Corp., 10.75%, 6/1/17	$1,855	$1,999,744

		$1,999,744

Publishing / Printing — 0.8%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(1)(4)	$20,425	$20,986,687
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 9.75%, 4/1/21	23,545	25,357,824
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, 8/1/19(1)(2)	5,415	5,469,150

		$51,813,661

Railroad — 0.2%
Florida East Coast Holdings Corp., 6.75%, 5/1/19(1)	$1,335	$1,355,025
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	10,615	10,615,000

		$11,970,025

Restaurants — 1.4%
1011778 B.C. ULC/New Red Finance, Inc., 4.625%, 1/15/22(1)	$17,095	$17,565,113
1011778 B.C. ULC/New Red Finance, Inc., 6.00%, 4/1/22(1)	26,595	27,625,556
NPC International, Inc./NPC Quality Burgers, Inc./NPC Operating Company B, Inc., 10.50%, 1/15/20	21,695	22,752,631
Yum! Brands, Inc., 3.75%, 11/1/21	8,320	8,128,640
Yum! Brands, Inc., 3.875%, 11/1/20	3,280	3,284,100
Yum! Brands, Inc., 3.875%, 11/1/23	1,170	1,115,747

23	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Restaurants (continued)
Yum! Brands, Inc., 5.30%, 9/15/19	$2,623	$2,803,331

		$83,275,118

Services — 5.0%
Acosta, Inc., 7.75%, 10/1/22(1)	$27,315	$25,471,237
BlueLine Rental Finance Corp., 7.00%, 2/1/19(1)	15,540	13,714,050
Carlson Wagonlit B.V., 6.875%, 6/15/19(1)	20,785	21,622,698
CEB, Inc., 5.625%, 6/15/23(1)	8,135	8,175,675
Change Healthcare Holdings, Inc., 6.00%, 2/15/21(1)	11,500	11,643,750
FTI Consulting, Inc., 6.00%, 11/15/22	8,505	8,983,406
Hertz Corp. (The), 6.25%, 10/15/22	4,780	4,837,312
IHS, Inc., 5.00%, 11/1/22	9,300	9,765,000
Laureate Education, Inc., 9.25%, 9/1/19(1)	69,410	63,163,100
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)(4)	17,905	18,665,962
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	26,505	27,830,250
Sabre GLBL, Inc., 5.25%, 11/15/23(1)	10,955	11,146,713
Sabre GLBL, Inc., 5.375%, 4/15/23(1)	4,325	4,433,125
ServiceMaster Co., LLC (The), 7.45%, 8/15/27	19,140	19,283,550
TMS International Corp., 7.625%, 10/15/21(1)	11,645	8,209,725
United Rentals North America, Inc., 6.125%, 6/15/23	4,910	5,118,675
United Rentals North America, Inc., 7.375%, 5/15/20	18,280	19,014,509
United Rentals North America, Inc., 7.625%, 4/15/22	16,030	17,192,175
United Rentals North America, Inc., 8.25%, 2/1/21	552	578,220
Vander Intermediate Holding II Corp., 9.75%, 2/1/19(1)(2)	9,950	5,824,233

		$304,673,365

Steel — 0.3%
ArcelorMittal, 7.25%, 2/25/22	$3,775	$3,989,703
JMC Steel Group, Inc., 8.25%, 3/15/18(1)	13,584	13,108,560

		$17,098,263

Super Retail — 3.7%
Argos Merger Sub, Inc., 7.125%, 3/15/23(1)	$26,520	$27,183,000
Chinos Intermediate Holdings A, Inc., 7.75%, 5/1/19(1)(2)	7,495	3,630,203
Dollar Tree, Inc., 5.25%, 3/1/20(1)	9,275	9,680,781
Dollar Tree, Inc., 5.75%, 3/1/23(1)	21,435	22,962,244
Hot Topic, Inc., 9.25%, 6/15/21(1)	31,870	32,268,375
L Brands, Inc., 6.625%, 4/1/21	21,680	24,723,872
L Brands, Inc., 6.875%, 11/1/35	17,520	19,359,600
L Brands, Inc., 8.50%, 6/15/19	12,810	15,179,850
Michaels Stores, Inc., 5.875%, 12/15/20(1)	6,650	6,974,188

Security	Principal Amount (000’s omitted)	Value

Super Retail (continued)
Murphy Oil USA, Inc., 6.00%, 8/15/23	$6,605	$6,939,345
Party City Holdings, Inc., 6.125%, 8/15/23(1)	19,455	20,433,586
PVH Corp., 7.75%, 11/15/23	13,090	15,249,850
rue21, Inc., 9.00%, 10/15/21(1)	9,420	5,699,100
Sally Holdings, LLC/Sally Capital, Inc., 5.625%, 12/1/25	14,585	15,642,412
Sally Holdings, LLC/Sally Capital, Inc., 5.75%, 6/1/22	4,245	4,467,863

		$230,394,269

Technology — 6.8%
Avaya, Inc., 9.00%, 4/1/19(1)	$11,110	$7,110,400
CommScope Technologies Finance, LLC, 6.00%, 6/15/25(1)	20,950	21,473,750
CommScope, Inc., 4.375%, 6/15/20(1)	4,315	4,455,238
First Data Corp., 5.00%, 1/15/24(1)	32,200	32,642,750
First Data Corp., 5.375%, 8/15/23(1)	15,405	15,982,687
First Data Corp., 5.75%, 1/15/24(1)	3,890	3,962,938
First Data Corp., 6.75%, 11/1/20(1)	9,464	9,955,276
First Data Corp., 7.00%, 12/1/23(1)	40,970	42,250,312
Freescale Semiconductor, Inc., 6.00%, 1/15/22(1)	14,270	15,161,875
Infor (US), Inc., 5.75%, 8/15/20(1)	7,875	8,327,813
Infor (US), Inc., 6.50%, 5/15/22	14,365	13,330,864
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, 5/1/21(1)(2)	10,980	9,305,550
Informatica, LLC, 7.125%, 7/15/23(1)	7,225	7,062,438
Micron Technology, Inc., 5.25%, 8/1/23(1)	4,500	3,658,545
Micron Technology, Inc., 5.50%, 2/1/25	2,090	1,672,000
Micron Technology, Inc., 5.625%, 1/15/26(1)	6,230	4,984,000
Micron Technology, Inc., 7.50%, 9/15/23(1)	11,955	12,403,313
Microsemi Corp., 9.125%, 4/15/23(1)	14,470	16,025,525
MSCI, Inc., 5.75%, 8/15/25(1)	5,390	5,774,038
Nuance Communications, Inc., 5.375%, 8/15/20(1)	14,265	14,657,287
NXP B.V./NXP Funding, LLC, 5.75%, 2/15/21(1)	4,505	4,735,881
Plantronics, Inc., 5.50%, 5/31/23(1)	5,660	5,688,300
Riverbed Technology, Inc., 8.875%, 3/1/23(1)	13,185	13,316,850
Seagate HDD Cayman, 4.75%, 1/1/25	12,100	9,226,177
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(1)	16,935	17,993,437
Solera, LLC/Solera Finance, Inc., 10.50%, 3/1/24(1)	9,135	9,591,750
SS&C Technologies Holdings, Inc., 5.875%, 7/15/23(1)	12,970	13,423,950
SunGard Availability Services Capital, Inc., 8.75%, 4/1/22(1)	12,465	7,105,050
Western Digital Corp., 7.375%, 4/1/23(1)	27,955	28,234,550
Western Digital Corp., 10.50%, 4/1/24(1)	27,940	27,241,500

24	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Technology (continued)
Zebra Technologies Corp., 7.25%, 10/15/22	$30,495	$33,166,362

		$419,920,406

Telecommunications — 6.9%
CenturyLink, Inc., 6.75%, 12/1/23	$8,545	$8,448,869
CenturyLink, Inc., 7.50%, 4/1/24	13,465	13,532,325
Communications Sales & Leasing, Inc./CSL Capital LLC, 8.25%, 10/15/23	2,480	2,362,200
Digicel, Ltd., 6.00%, 4/15/21(1)	8,990	8,270,800
Digicel, Ltd., 6.75%, 3/1/23(1)	17,560	15,924,725
Equinix, Inc., 5.875%, 1/15/26	16,660	17,669,929
Frontier Communications Corp., 6.25%, 9/15/21	8,095	7,568,825
Frontier Communications Corp., 6.875%, 1/15/25	9,340	7,810,575
Frontier Communications Corp., 7.625%, 4/15/24	2,695	2,405,827
Frontier Communications Corp., 10.50%, 9/15/22(1)	11,165	11,555,775
Frontier Communications Corp., 11.00%, 9/15/25(1)	18,905	19,164,944
Hughes Satellite Systems Corp., 6.50%, 6/15/19	11,723	12,953,915
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22	9,115	5,936,144
Intelsat Jackson Holdings S.A., 7.25%, 10/15/20	8,060	5,914,025
Intelsat Jackson Holdings S.A., 7.50%, 4/1/21	310	222,038
Intelsat Jackson Holdings S.A., 8.00%, 2/15/24(1)	12,815	13,295,562
Intelsat Luxembourg S.A., 7.75%, 6/1/21	12,425	4,224,500
Intelsat Luxembourg S.A., 8.125%, 6/1/23	16,365	5,441,363
Level 3 Financing, Inc., 5.25%, 3/15/26(1)	8,495	8,643,663
Level 3 Financing, Inc., 5.375%, 1/15/24(1)	6,180	6,319,050
SBA Telecommunications, Inc., 5.75%, 7/15/20	8,665	8,968,275
Sprint Communications, Inc., 6.00%, 11/15/22	1,245	921,935
Sprint Communications, Inc., 7.00%, 8/15/20	17,935	14,975,725
Sprint Communications, Inc., 9.00%, 11/15/18(1)	28,115	29,801,900
Sprint Communications, Inc., 9.125%, 3/1/17	5,150	5,317,375
Sprint Communications, Inc., 9.25%, 4/15/22	2,000	1,960,000
Sprint Corp., 7.25%, 9/15/21	18,505	15,035,312
Sprint Corp., 7.625%, 2/15/25	16,885	12,748,175
Sprint Corp., 7.875%, 9/15/23	33,700	26,454,500
T-Mobile USA, Inc., 6.25%, 4/1/21	4,980	5,210,325
T-Mobile USA, Inc., 6.375%, 3/1/25	4,120	4,341,450
T-Mobile USA, Inc., 6.464%, 4/28/19	9,910	10,145,362
T-Mobile USA, Inc., 6.50%, 1/15/26	32,780	34,869,725
T-Mobile USA, Inc., 6.625%, 4/1/23	11,280	12,083,700
T-Mobile USA, Inc., 6.633%, 4/28/21	7,860	8,311,950
T-Mobile USA, Inc., 6.731%, 4/28/22	2,795	2,956,355
Wind Acquisition Finance SA, 4.75%, 7/15/20(1)	19,610	18,825,600
Wind Acquisition Finance SA, 7.375%, 4/23/21(1)	7,400	6,604,500
Windstream Services, LLC, 7.75%, 10/1/21	15,555	13,260,637

Security	Principal Amount (000’s omitted)	Value

Telecommunications (continued)
Zayo Group, LLC/Zayo Capital, Inc., 6.00%, 4/1/23	$8,780	$9,087,300
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25(1)	6,060	6,332,700

		$425,877,855

Transportation Ex Air / Rail — 1.1%
CEVA Group, PLC, 7.00%, 3/1/21(1)	$2,540	$2,336,800
CEVA Group, PLC, 9.00%, 9/1/21(1)	9,200	7,728,000
XPO Logistics, Inc., 6.50%, 6/15/22(1)	19,315	18,976,988
XPO Logistics, Inc., 7.875%, 9/1/19(1)	36,979	39,012,845

		$68,054,633

Utilities — 1.6%
AES Corp. (The), 5.50%, 3/15/24	$4,035	$4,105,613
Calpine Corp., 5.375%, 1/15/23	15,865	16,083,144
Calpine Corp., 5.75%, 1/15/25	4,835	4,901,481
Dynegy, Inc., 6.75%, 11/1/19	15,645	15,918,787
Dynegy, Inc., 7.375%, 11/1/22	12,470	12,376,475
Dynegy, Inc., 7.625%, 11/1/24	10,620	10,434,150
NRG Energy, Inc., 7.875%, 5/15/21	11,765	12,289,719
NRG Energy, Inc., 8.25%, 9/1/20	6,695	6,962,800
NRG Yield Operating, LLC, 5.375%, 8/15/24	8,490	8,023,050
TerraForm Power Operating, LLC, 5.875%, 2/1/23(1)	1,470	1,289,925
TerraForm Power Operating, LLC, 6.125%, 6/15/25(1)	4,530	3,918,450

		$96,303,594

Total Corporate Bonds & Notes (identified cost $5,329,155,521)		$5,276,472,177

Senior Floating-Rate Loans — 5.2%(8)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Chemicals — 0.0%(7)
Univar, Inc., Term Loan, 4.25%, Maturing 7/1/22	$2,552	$2,524,527

		$2,524,527

Consumer Products — 0.1%
NBTY, Inc., Term Loan, Maturing 4/26/23(9)	$7,480	$7,512,725

		$7,512,725

25	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Diversified Media — 0.2%
WMG Acquisition Corp., Term Loan, 3.75%, Maturing 7/1/20	$9,360	$9,283,117

		$9,283,117

Energy — 0.2%
Ascent Resources - Utica, LLC, Term Loan - Second Lien, 15.628%, Maturing 7/1/19 (2)	$4,090	$981,543
EP Energy, LLC, Term Loan, 3.50%, Maturing 5/24/18	11,667	9,333,334

		$10,314,877

Food & Drug Retail — 0.4%
Albertsons, LLC, Term Loan, 5.50%, Maturing 8/25/21	$20,928	$21,028,188
Rite Aid Corporation, Term Loan - Second Lien, 5.75%, Maturing 8/21/20	6,500	6,532,500

		$27,560,688

Gaming — 0.4%
Lago Resort & Casino, LLC, Term Loan, 10.50%, Maturing 3/7/22	$12,500	$12,312,500
Station Casinos, LLC, Term Loan, 4.25%, Maturing 3/2/20	9,850	9,882,152

		$22,194,652

Health Care — 0.1%
Vizient, Inc., Term Loan, 6.25%, Maturing 2/13/23	$3,985	$4,023,188

		$4,023,188

Hotels — 0.1%
Hilton Worldwide Finance, LLC, Term Loan, 3.50%, Maturing 10/26/20	$7,005	$7,032,624

		$7,032,624

Metals / Mining — 0.4%
FMG Resources (August 2006) Pty. Ltd., Term Loan, 4.25%, Maturing 6/30/19	$28,079	$26,572,821

		$26,572,821

Publishing / Printing — 0.3%
Cengage Learning Acquisitions, Inc., Term Loan, 7.00%, Maturing 3/31/20	$7,499	$7,469,005
McGraw-Hill Global Education Holdings, LLC, Term Loan, 6.25%, Maturing 3/22/19	8,342	8,354,613

		$15,823,618

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Services — 0.9%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 7.50%, Maturing 7/25/22	$20,075	$19,021,063
AlixPartners, LLP, Term Loan, 4.50%, Maturing 7/28/22	14,408	14,457,133
Brickman Group Ltd., LLC, Term Loan - Second Lien, 7.50%, Maturing 12/17/21	12,846	12,645,208
Laureate Education, Inc., Term Loan, 5.00%, Maturing 6/15/18	3,898	3,625,425
ServiceMaster Company, Term Loan, 4.25%, Maturing 7/1/21	8,585	8,627,506

		$58,376,335

Super Retail — 0.9%
National Vision, Inc., Term Loan, 4.00%, Maturing 3/12/21	$19,992	$19,567,170
National Vision, Inc., Term Loan - Second Lien, 6.75%, Maturing 3/11/22	10,000	9,075,000
PetSmart, Inc., Term Loan, 4.25%, Maturing 3/11/22	12,416	12,391,777
rue21, Inc., Term Loan, 5.625%, Maturing 10/9/20	16,019	12,708,029

		$53,741,976

Technology — 0.0%(7)
SkillSoft Corporation, Term Loan - Second Lien, 9.25%, Maturing 4/28/22	$1,050	$674,625

		$674,625

Telecommunications — 0.7%
Asurion, LLC, Term Loan, 5.00%, Maturing 5/24/19	$12,054	$12,044,691
Asurion, LLC, Term Loan - Second Lien, 8.50%, Maturing 3/3/21	34,250	33,083,377

		$45,128,068

Transportation Ex Air / Rail — 0.1%
CEVA Group PLC, Term Loan, 6.50%, Maturing 3/19/21	$2,451	$2,152,997
CEVA Intercompany B.V., Term Loan, 6.50%, Maturing 3/19/21	1,903	1,671,216
CEVA Logistics Canada, ULC, Term Loan, 6.50%, Maturing 3/19/21	328	288,141
CEVA Logistics US Holdings, Inc., Term Loan, 6.50%, Maturing 3/19/21	2,624	2,305,126

		$6,417,480

Utilities — 0.4%
Energy Future Intermediate Holding Co., LLC, DIP Loan, 4.25%, Maturing 12/19/16	$17,456	$17,463,339

26	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Utilities (continued)
Texas Competitive Electric Holdings Company, LLC, DIP Loan, 3.75%, Maturing 11/7/16	$4,684	$4,683,184

		$22,146,523

Total Senior Floating-Rate Loans (identified cost $328,565,456)		$319,327,844

Convertible Bonds — 0.8%

Security	Principal Amount (000’s omitted)	Value

Health Care — 0.4%
Hologic, Inc., 0.00%, 12/15/43	$19,505	$24,100,865

		$24,100,865

Utilities — 0.4%
NRG Yield, Inc., 3.25%, 6/1/20(1)	$14,680	$13,358,800
NRG Yield, Inc., 3.50%, 2/1/19(1)	10,630	10,264,594

		$23,623,394

Total Convertible Bonds (identified cost $46,575,621)		$47,724,259

Commercial Mortgage-Backed Securities — 0.2%

Security	Principal Amount (000’s omitted)	Value
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.602%, 11/5/30(1)(10)	$5,515	$5,548,380
Motel 6 Trust, Series 2015-MTL6, Class E, 5.279%, 2/5/30(1)	8,101	8,007,243

Total Commercial Mortgage-Backed Securities (identified cost $13,381,486)		$13,555,623

Common Stocks — 0.2%

Security	Shares	Value

Building Materials — 0.1%
Panolam Holdings Co.(11)(12)(13)	6,997	$6,087,600

		$6,087,600

Security	Shares	Value

Consumer Products — 0.0%(7)
HF Holdings, Inc.(11)(12)(13)	$3,400	$57,460

		$57,460

Energy — 0.1%
Ascent CNR Corp., Class A(11)(12)(13)	25,175,727	$251,757
Seven Generations Energy, Ltd., Class A(13)	270,455	4,763,733

		$5,015,490

Gaming — 0.0%(7)
New Cotai Participation Corp., Class B(11)(12)(13)	36	$524,268

		$524,268

Total Common Stocks (identified cost $9,486,727)		$11,684,818

Convertible Preferred Stocks — 0.5%

Security	Shares	Value

Health Care — 0.5%
Alere, Inc., 3.00%	95,349	$30,106,447

		$30,106,447

Total Convertible Preferred Stocks (identified cost $23,902,995)		$30,106,447

Exchange-Traded Funds — 0.1%

Security	Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF	62,500	$5,240,625

		$5,240,625

Total Exchange-Traded Funds (identified cost $4,997,882)		$5,240,625

Miscellaneous — 0.3%

Security	Shares	Value

Cable / Satellite TV — 0.0%(7)
Adelphia, Inc., Escrow Certificate(13)	10,260,000	$76,950
Adelphia, Inc., Escrow Certificate(13)	5,085,000	38,138

		$115,088

27	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount/ Shares	Value

Energy — 0.0%(7)
SemGroup Corp., Escrow Certificate(11)(13)	10,225,000	$0

		$0

Gaming — 0.3%
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(1)(13)	$2,349,221	$1,174
PGP Investors, LLC, Membership Interests(11)(12)	38,571	17,533,801
Twin River Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(11)(12)(13)	8,520	3,834,000

		$21,368,975

Utilities — 0.0%(7)
EME Reorganization Trust	9,902,937	$54,466

		$54,466

Total Miscellaneous (identified cost $15,283,903)		$21,538,529

Warrants — 0.0%

Security	Shares	Value

Food / Beverage / Tobacco — 0.0%
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(11)	5,575	$0

		$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 7.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.53%(14)	$445,963	$445,963,273

Total Short-Term Investments (identified cost $445,963,273)		$445,963,273

Total Investments — 100.4% (identified cost $6,217,312,864)		$6,171,613,595

Other Assets, Less Liabilities — (0.4)%		$(23,111,324)

Net Assets — 100.0%		$6,148,502,271

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2016, the aggregate value of these securities is $2,881,916,809 or 46.9% of the Portfolio’s net assets.

(2)

Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	When-issued security/delayed delivery security.

(5)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2016.

(6)

Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Amount is less than 0.05%.

(8)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(9)	This Senior Loan will settle after April 30, 2016, at which time the interest rate will be determined.

(10)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2016.

(11)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(12)	Restricted security (see Note 5).

(13)	Non-income producing security.

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2016.

28	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	4,755,058	CAD	5,963,532	State Street Bank and Trust Company	7/29/16	$2,065	$—

						$2,065	$—

Credit Default Swaps — Sell Protection
Counterparty	Reference Entity	Credit Rating*	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation

Bank of America, N.A.	Ford Motor Co.	Baa2/BBB	$ 5,000	5.00%(1)	3/20/17	$237,250	$(27,334)	$209,916
Credit Suisse International	Ford Motor Co.	Baa2/BBB	4,000	5.00(1)	12/20/16	145,551	(1,029)	144,522
Deutsche Bank AG	Ford Motor Co.	Baa2/BBB	3,900	5.00(1)	9/20/16	95,645	(23,906)	71,739
Deutsche Bank AG	Ford Motor Co.	Baa2/BBB	3,900	5.00(1)	9/20/16	95,645	(13,357)	82,288
Deutsche Bank AG	Ford Motor Co.	Baa2/BBB	7,900	5.00(1)	12/20/16	287,466	(51,020)	236,446
Goldman Sachs International	Ford Motor Co.	Baa2/BBB	3,900	5.00(1)	9/20/16	95,645	(15,470)	80,175
Goldman Sachs International	Ford Motor Co.	Baa2/BBB	7,900	5.00(1)	12/20/16	287,466	(37,795)	249,671

Total			$36,500			$1,244,668	$(169,911)	$1,074,757

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2016, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $36,500,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

DIP	–	Debtor In Possession

Currency Abbreviations:

CAD	–	Canadian Dollar
USD	–	United States Dollar

29	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Unaffiliated investments, at value (identified cost, $5,771,349,591)	$5,725,650,322
Affiliated investment, at value (identified cost, $445,963,273)	445,963,273
Cash	776,466
Restricted cash*	1,601,630
Foreign currency, at value (identified cost, $49)	49
Interest receivable	95,771,339
Interest receivable from affiliated investment	154,094
Receivable for investments sold	58,767,364
Receivable for open forward foreign currency exchange contracts	2,065
Receivable for open swap contracts	1,074,757
Premium paid on open swap contracts	169,911
Other assets	155,320
Total assets	$6,330,086,590

Liabilities
Cash collateral due to brokers	$1,601,630
Payable for investments purchased	68,744,579
Payable for when-issued/delayed delivery securities	107,978,749
Payable to affiliates:
Investment adviser fee	2,858,192
Trustees’ fees	5,667
Accrued expenses	395,502
Total liabilities	$181,584,319
Net Assets applicable to investors’ interest in Portfolio	$6,148,502,271

Sources of Net Assets
Investors’ capital	$6,193,124,721
Net unrealized depreciation	(44,622,450)
Total	$6,148,502,271

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

30	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Interest and other income	$175,988,360
Dividends	1,830,377
Interest allocated from affiliated investment	723,159
Expenses allocated from affiliated investment	(28,535)
Total investment income	$178,513,361

Expenses
Investment adviser fee	$16,123,447
Trustees’ fees and expenses	34,000
Custodian fee	439,354
Legal and accounting services	106,338
Miscellaneous	89,659
Total expenses	$16,792,798

Net investment income	$161,720,563

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(80,392,375)
Investment transactions allocated from affiliated investment	1,559
Swap contracts	764,546
Foreign currency and forward foreign currency exchange contract transactions	(209,329)
Net realized loss	$(79,835,599)
Change in unrealized appreciation (depreciation) —
Investments	$41,872,568
Swap contracts	(730,945)
Foreign currency and forward foreign currency exchange contracts	15,299
Net change in unrealized appreciation (depreciation)	$41,156,922

Net realized and unrealized loss	$(38,678,677)

Net increase in net assets from operations	$123,041,886

31	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
From operations —
Net investment income	$161,720,563	$299,527,215
Net realized loss from investment transactions, swap contracts and foreign currency and forward foreign currency exchange contract transactions	(79,835,599)	(42,923,110)
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	41,156,922	(249,504,820)
Net increase in net assets from operations	$123,041,886	$7,099,285
Capital transactions —
Contributions	$816,614,841	$1,318,564,137
Withdrawals	(396,425,844)	(765,685,016)
Net increase in net assets from capital transactions	$420,188,997	$552,879,121

Net increase in net assets	$543,230,883	$559,978,406

Net Assets
At beginning of period	$5,605,271,388	$5,045,292,982
At end of period	$6,148,502,271	$5,605,271,388

32	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2016

Supplementary Data

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2015	2014	2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.62	%(2)	0.62%	0.62%	0.62%	0.62%	0.63%
Net investment income	5.94	%(2)	5.78%	5.81%	6.15%	6.49%	7.60%
Portfolio Turnover	12	%(3)	36%	43%	56%	64%	70%

Total Return	1.91	%(3)	0.28%	5.74%	9.17%	11.44%	6.01%

Net assets, end of period (000’s omitted)	$6,148,502		$5,605,271	$5,045,293	$4,881,852	$5,344,748	$3,296,550

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

33	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Boston Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio’s secondary objectives are to seek growth of income and capital. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2016, Eaton Vance Income Fund of Boston, Eaton Vance Multi-Strategy All Market Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 98.3%, less than 0.05%, 1.4% and 0.2%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps (other than centrally cleared) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

34

Boston Income Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the

35

Boston Income Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Credit Default Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount equal to a certain percentage of the notional amount (initial margin), which is subject to adjustment. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

K  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $1.5 billion, 0.60% from $1.5 billion up to $2 billion, 0.575% from $2 billion up to $5 billion, 0.555% from $5 billion up to $10 billion, and 0.535% of average daily net assets of $10 billion or more, and is payable monthly. The fee reductions cannot be terminated without the consent of a majority of Trustees and a majority of interestholders of the Portfolio. For the six months ended April 30, 2016, the Portfolio’s investment adviser fee amounted to $16,123,447 or 0.59% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

36

Boston Income Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $1,224,447,388 and $596,023,782, respectively, for the six months ended April 30, 2016.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,233,454,306

Gross unrealized appreciation	$155,175,037
Gross unrealized depreciation	(217,015,748)

Net unrealized depreciation	$(61,840,711)

5  Restricted Securities

At April 30, 2016, the Portfolio owned the following securities (representing 0.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Ascent CNR Corp., Class A	4/25/16	25,175,727	$0	$251,757
HF Holdings, Inc.	10/27/09	3,400	182,613	57,460
New Cotai Participation Corp., Class B	4/12/13	36	1,111,500	524,268
Panolam Holdings Co.	12/30/09	6,997	3,844,852	6,087,600

Total Common Stocks			$5,138,965	$6,921,085

Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15	38,571	$13,303,125	$17,533,801
Twin River Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	8,520	149,100	3,834,000

Total Miscellaneous			$13,452,225	$21,367,801

Total Restricted Securities			$18,591,190	$28,288,886

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2016 is included in the Portfolio of Investments. At April 30, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

37

Boston Income Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk:  The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit which it may otherwise invest, or to enhance return.

Foreign Exchange Risk:  The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into swap contracts (other than centrally cleared swap contracts) and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2016, the Portfolio had no open derivatives with credit-related contingent features in a net liability position.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2016 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2016.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Credit	Swap contracts	$1,244,668	(1)	$—
Foreign Exchange	Forward foreign currency exchange contracts	2,065	(2)	—

Total Derivatives subject to master netting or similar agreements		$1,246,733		$—

(1)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Premium paid on open swap contracts.

(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets as of April 30, 2016.

38

Boston Income Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$237,250	$—	$—	$(237,250)	$—
Credit Suisse International	145,551	—	—	(145,551)	—
Deutsche Bank AG	478,756	—	—	(478,756)	—
Goldman Sachs International	383,111	—	—	(383,111)	—
State Street Bank and Trust Company	2,065	—	—	—	2,065

	$1,246,733	$—	$—	$(1,244,668)	$2,065

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2016 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Credit	Swap contracts	$764,546	$(730,945)
Foreign Exchange	Forward foreign currency exchange contracts	(209,330)	15,299

Total		$555,216	$(715,646)

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional amounts of derivative contracts outstanding during the six months ended April 30, 2016, which are indicative of the volume of these derivative types, were as follows:

Forward Foreign Currency Exchange Contracts	Swap Contracts

$3,330,000	$36,500,000

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2016.

8  Credit Risk

The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt

39

Boston Income Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$5,276,472,177	$—	$5,276,472,177
Senior Floating-Rate Loans	—	319,327,844	—	319,327,844
Convertible Bonds	—	47,724,259	—	47,724,259
Commercial Mortgage-Backed Securities	—	13,555,623	—	13,555,623
Common Stocks	4,763,733	—	6,921,085	11,684,818
Convertible Preferred Stocks	—	30,106,447	—	30,106,447
Exchange-Traded Funds	5,240,625	—	—	5,240,625
Miscellaneous	54,466	116,262	21,367,801	21,538,529
Warrants	—	—	0	0
Short-Term Investments	—	445,963,273	—	445,963,273

Total Investments	$10,058,824	$6,133,265,885	$28,288,886	$6,171,613,595

Forward Foreign Currency Exchange Contracts	$—	$2,065	$—	$2,065
Swap Contracts	—	1,244,668	—	1,244,668

Total	$10,058,824	$6,134,512,618	$28,288,886	$6,172,860,328

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2016 is not presented. At April 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

40

Eaton Vance

Income Fund of Boston

April 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

41

Eaton Vance

Income Fund of Boston

April 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Boston Income Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Income Fund of Boston (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board considered the abilities and experience of such investment professionals in analyzing special considerations relevant to investing in high-yield debt. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

42

Eaton Vance

Income Fund of Boston

April 30, 2016

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

43

Eaton Vance

Income Fund of Boston

April 30, 2016

Officers and Trustees

Officers of Eaton Vance Income Fund of Boston

Michael W. Weilheimer

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Boston Income Portfolio

Michael W. Weilheimer

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Income Fund of Boston and Boston Income Portfolio

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

*	Interested Trustee

44

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

45

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Investment Adviser of Boston Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Income Fund of Boston

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7710    4.30.16

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	June 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 16, 2016

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	June 16, 2016